Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	93,025,000	93,025,000
Common stock shares outstanding	80,200,000	80,200,000